Note O - Income Taxes (Detail) - Significant Components of Deferred Tax Assets and Liabilities (USD $)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010
Deferred tax assets:
Provision for loan losses	$ 50,000	$ 955,000	$ 815,000	$ 955,000	$ 1,028,000	$ 8,300,000
Write down on real estate held for sale		708,000	1,420,000	1,321,000	1,951,000	3,686,000
Recovery of allowance for doubtful notes receivable					505,000	124,000
Net operating loss carry forward	64,143,000		64,143,000
Total deferred tax assets	74,514,000		74,514,000
Valuation allowance	(7,451,400)		(7,451,400)
Provision For Loan Losses [Member]
Deferred tax assets:
Provision for loan losses			1,215,000
Write Down On Real Estate Held For Sale [Member]
Deferred tax assets:
Write down on real estate held for sale			3,851,000
Recovery Of Allowance For Doubtful Notes Receivable [Member]
Deferred tax assets:
Recovery of allowance for doubtful notes receivable			$ 5,305,000